Annual Fund Operating Expenses (Invesco V.I. High Yield Securities Fund, Series I shares, Invesco V.I. High Yield Securities Fund)	12 Months Ended
	May 02, 2011
Invesco V.I. High Yield Securities Fund | Series I shares, Invesco V.I. High Yield Securities Fund
Annual Fund Operating Expenses
Management Fees	0.42%
Other Expenses	1.27%	[1]
Total Annual Fund Operating Expenses	1.69%	[1],[2]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.75% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and the Adviser mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.